Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Net [Line Items]
Reversal of credit loss	$ (184,977)	$ 12,157	$ 149,503
Credit loss	15,468
Impairment of written off due	879,908		309,656
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Reversal of credit loss	86,429	155,467	134,846
Credit loss	60,263	$ 108,775	$ 136,228
Accounts receivable, outstanding balance collected	$ 171,053